COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Lease Payments) (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Jan. 02, 2019
Commitments and Contingencies Disclosure [Abstract]
2021		$ 213,568
Total minimum operating lease payments	$ 164,961	213,568
Less: interest	(6,405)	(10,771)
Total lease liability	$ 158,556	$ 202,797	$ 644,245